Share-Based Compensation (Details) - CNY (¥) ¥ in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Deferred Compensation Arrangement with Individual, Share-Based Payments [Line Items]
Share-based compensation expense	¥ 10	¥ 82
Unrecognized compensation expense	¥ 8
Weighted average period	4 months 17 days
2018 Plan | Share-Based Payment Arrangement, Option [Member]
Deferred Compensation Arrangement with Individual, Share-Based Payments [Line Items]
Granted shares (in Shares)	260,454,163
2018 Plan | Share-Based Payment Arrangement, Tranche One [Member] | Share-Based Payment Arrangement, Option [Member]
Deferred Compensation Arrangement with Individual, Share-Based Payments [Line Items]
Vest option grants percentage	30.00%
2018 Plan | Share-Based Payment Arrangement, Tranche Two [Member] | Share-Based Payment Arrangement, Option [Member]
Deferred Compensation Arrangement with Individual, Share-Based Payments [Line Items]
Option granted years	2 years
2018 Plan | Share-Based Payment Arrangement, Tranche Three [Member] | Share-Based Payment Arrangement, Option [Member]
Deferred Compensation Arrangement with Individual, Share-Based Payments [Line Items]
Vest option grants percentage	40.00%